RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION
Schedule of principal related parties with which the Group had transactions

Name of Related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Vimicro Wuxi	0.1% equity investee of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Xingguang	Owned by certain executives of the Company up to September 25, 2012

Summary of related party transactions

	Years Ended December 31
	2010	2011	2012
Sales
Ningbo Sunny Opotech Co., Ltd	329	72	—
Vimicro Qingdao	—	4,193	333
Vimicro Wuxi	2,764	—	—
Tianjin SAMC	—	—	523
Purchase of inventories
Ningbo Sunny Opotech Co., Ltd.	391	64	—
Loan from a related party
Vimicro Wuxi	11,325	—	—
Repayment of loan
Vimicro Wuxi	6,795	—	—

Schedule of related party balances

	As of December 31
	2011	2012
Amounts due from related parties:
Vimicro Qingdao	4,257	3,200
VMF Consulting Company	—	430
Vimicro Wuxi	477	2
Tianjin SAMC	97	422
Visiondigi	—	64
Zhongtianxin	—	107
Total	4,831	4,225
Amounts due to related parties:
Vimicro Wuxi	676	513
Zhongtianxin *	287	1,671
Total	963	2,184

* The amount due to Zhongtianxin represents the payable to Zhongtianxin related to prepayments made to vendors by Zhongtianxin on behalf of the Group.